SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
Schedule of restricted stock awards activities

	Year ended December 31, 2021
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	121,408	18.10	1.57
Granted	—	—	—
Vested	(50,000)	17.21	—
Forfeited or expired	—	—	—
Unvested at end of year	71,408	18.03	0.62
Shares vested but not issued at end of year	19,935	19.94	—

	Year ended December 31, 2022
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	71,408	18.03	0.62
Granted	5,400,000	—	—
Vested	5,445,832	0.16	—
Forfeited or expired	—	—	—
Unvested at end of year	25,576	21.58	—
Shares vested but not issued at end of year	19,935	21.58	—